Interest in associates and joint ventures - Sensitivity of VIU (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expected credit losses as a percentage of loans and advances to customers | Minimum
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.64%	0.66%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.90%	1.08%
Expected credit losses as a percentage of loans and advances to customers | Maximum
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.84%	0.91%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.98%	1.04%
Bank Of Communications Co., Limited
Disclosure of associates [line items]
Fair value	$ 11,713	$ 11,631
Change in discount rate from prior year	0.50%
Bank Of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 13,400	13,500
Fair value	7,500
Bank Of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	31,000	$ 30,800
Fair value	$ 13,100
Bank Of Communications Co., Limited | Long-term profit growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.30%	0.55%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 2,100	$ 4,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	(1.04%)	(0.96%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6,000)	$ (5,400)
Bank Of Communications Co., Limited | Long-term asset growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.29%)	(1.21%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 9,100	$ 8,600
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.05%	0.30%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (500)	$ (2,800)
Bank Of Communications Co., Limited | Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.98%)	(1.43%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 4,600	$ 5,400
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.32%	2.87%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (5,500)	$ (6,400)
Bank Of Communications Co., Limited | Expected credit losses as a percentage of loans and advances to customers
Disclosure of associates [line items]
Change in VIU due to reasonably possible favourable changes in key assumptions	1,800	4,000
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (4,700)	$ (4,300)
Bank Of Communications Co., Limited | Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.84%)	(1.32%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 800	$ 800
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.82%	2.34%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,700)	$ (1,700)
Bank Of Communications Co., Limited | Loans and advances to customers growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.38%)	0.76%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,800
Change in bps due to reasonably possible unfavourable changes in key assumptions	4.55%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (7,100)	$ (3,300)
Bank Of Communications Co., Limited | Operating income growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	1.01%	0.76%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 3,700	$ 2,700
Change in bps due to reasonably possible unfavourable changes in key assumptions	(1.00%)	(0.81%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (3,800)	$ (3,300)
Bank Of Communications Co., Limited | Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(2.81%)	(1.90%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 400	$ 200
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.92%	3.80%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6,400)	$ (7,100)
Bank Of Communications Co., Limited | Long-term effective tax rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(4.26%)	(4.26%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,700	$ 1,600
Change in bps due to reasonably possible unfavourable changes in key assumptions	10.00%	10.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (4,000)	$ (4,000)
Bank Of Communications Co., Limited | Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.63%	3.72%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (13,000)	$ (14,300)
Bank Of Communications Co., Limited | Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.33%	2.70%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6,900)	$ (6,700)
Bank Of Communications Co., Limited | Loans and advances to customers growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions		(2.17%)
Change in VIU due to reasonably possible favourable changes in key assumptions		$ 3,400
Change in bps due to reasonably possible unfavourable changes in key assumptions		3.40%
Change in VIU due to reasonably possible unfavourable changes in key assumptions		$ (6,100)